Related Party Transactions - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended						3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 6.625% First-Priority Senior Secured Notes due 2020	Mar. 31, 2012 6.625% First-Priority Senior Secured Notes due 2020	Jan. 31, 2013 6.625% First-Priority Senior Secured Notes due 2020 Subsequent Event	Mar. 31, 2013 Momentive Specialty Chemicals Inc.	Mar. 31, 2012 Momentive Specialty Chemicals Inc.	Dec. 31, 2012 Momentive Specialty Chemicals Inc.	Dec. 31, 2011 Momentive Specialty Chemicals Inc.	Dec. 31, 2010 Momentive Specialty Chemicals Inc.	Mar. 31, 2013 Apollo	Mar. 31, 2012 Apollo	Dec. 31, 2012 Apollo	Dec. 31, 2011 Apollo	Dec. 31, 2010 Apollo	Mar. 31, 2013 Momentive Performance Materials Inc.	Mar. 31, 2012 Momentive Performance Materials Inc.	Dec. 31, 2012 Momentive Performance Materials Inc.	Dec. 31, 2011 Momentive Performance Materials Inc.	Dec. 31, 2010 Momentive Performance Materials Inc.	Jan. 31, 2012 Apollo Affiliates And Other Related Parties	Mar. 31, 2013 Apollo Affiliates And Other Related Parties	Mar. 31, 2012 Apollo Affiliates And Other Related Parties	Dec. 31, 2012 Apollo Affiliates And Other Related Parties	Dec. 31, 2011 Apollo Affiliates And Other Related Parties	Dec. 31, 2010 Apollo Affiliates And Other Related Parties	Mar. 31, 2013 MSC Holdings LLC	Dec. 31, 2012 MSC Holdings LLC	Mar. 31, 2013 Momentive Performance Materials Inc.	Mar. 31, 2012 Momentive Performance Materials Inc.	Dec. 31, 2012 Momentive Performance Materials Inc.	Mar. 31, 2013 Apollo Global Securities, LLC	Mar. 31, 2012 Apollo Global Securities, LLC 6.625% First-Priority Senior Secured Notes due 2020	Mar. 31, 2013 Apollo Global Securities, LLC 6.625% First-Priority Senior Secured Notes due 2020	Mar. 31, 2012 Apollo Global Securities, LLC 6.625% First-Priority Senior Secured Notes due 2020	Jan. 31, 2013 Apollo Global Securities, LLC 6.625% First-Priority Senior Secured Notes due 2020 Subsequent Event	Dec. 31, 2012 Momentive Performance Materials Holdings Llc	Dec. 31, 2011 Momentive Performance Materials Holdings Llc	Mar. 31, 2013 Momentive Performance Materials Holdings Llc	Mar. 31, 2013 HAI	Mar. 31, 2012 HAI	Dec. 31, 2012 HAI	Dec. 31, 2011 HAI	Dec. 31, 2010 HAI	Mar. 31, 2013 Russian Joint Venture	Dec. 31, 2012 Russian Joint Venture	Mar. 31, 2012 Russian Joint Venture	Dec. 31, 2011 Russian Joint Venture	Mar. 31, 2013 Russian Joint Venture Maximum	Mar. 31, 2012 Russian Joint Venture Maximum
Related Party Transaction [Line Items]
Annual management consulting fee														$ 3		$ 3
Annual management consulting fee percentage														2.00%		2.00%
Management Consulting Fees														1	1	3	3	3
Interest rate on second-priority senior secured notes due 2020																9.00%
Second-priority senior secured notes due 2020																134
Shared Services Costs Incurred by MSC									33	41	155	163	45
Shared Services Costs Incurred by MPM																			23	39	148	158	42
Shared Services Billings - MSC to MPM									6	5	22	11	1
Shared Services Cost Allocation Percentage											51.00%										49.00%													49.00%
Realized Cost Savings From Shared Services																			3	7	24	29	1
Due from Related Parties																			1		1	15			11		26	1				1		1									18		16	14
Due to Related Parties																			1		1	3			1		4	1				1		1						4	3	0	4		6	4
Huntsman settlement payment					200											225
Proceeds on Huntsman insurance recoveries																10
Fees related to the Huntsman settlement																2
Reimbursement of expenses incurred to obtain Huntsman insurance recoveries																1
Apollo share of insurance recoveries																7
Non-cash capital contribution from parent			218	0	0											218
Issued preferred units																											28,785,935
Warrants issued to purchase common units																											28,785,935
Purchase price of preferred units																											205
Initial face amount of the Preferred Equity Issuance																											200
Partial proceeds from the Preferred Equity Issuance received																								16			189
Proceeds from Issuance or Sale of Equity																											204
Remaining proceeds held in reserve from the Preferred Equity Issuance																											16
Repayment of advance from affiliates			(7)	(100)	0						(7)	(80)															100
Face value of the outstanding paid in kind debt facility																														180	180
Note receivable from parent			24	24																										24	24
Net Sales to Related Parties																									30	1	36	2	3			1	1	1									27	28	108	113	96
Purchases From Related Parties																									34	7	34	32	36			1	1	3									21	10	31	54	58
Amount received in connection with sale of notes																																			1	1	1	1	1
Debt instrument issued, principal amount						1,100	450	1,100
Debt instrument issued, interest rate						6.625%	6.625%	6.625%
Debt instrument issued, due date						2020	2020	2013
Billings from Parent Company																																								12	14
Cash Dividends Declared to Parent Company by Unconsolidated Subsidiaries																																											8	10	13	9
Carrying Value of Assets of HAI																																											47		52	48
Carrying Value of Liabilities of HAI																																											23		18	21
Discounts on purchase																																													16
Net Sales to Related Parties	4	5	19	16	8				(8)	(29)	(108)	32	(13)																																8
Ownership interest																																													50.00%
Notes Receivable, Related Parties, Current																																																	1		3	1	1
Accounts Receivable, Related Parties, Current																																																5	5	5	2
Non-cash distribution declared	208																													208
Debt instrument retired, aggregate principal amount																														$ 247